Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Share Capital	Composed as follows:
	Number of shares
	Authorized		Issued and paid
	June 30,	December 31,	June 30,	December 31,
	2023	2022	2023	2022
	In thousands
Ordinary shares of no-par value	200,000	200,000	25,525	24,661

Schedule of Warrants Outstanding	The following table summarizes warrants outstanding as of June 30, 2023
Series	Date of grant	Number of warrants conversion to equivalent ADSs(***)	exercise price per warrant in USD(***)	Expiration date

Warrants C(*)	July 2018	176,045	52.5	July 18, 2023
Warrants C(**)	July 2018	28,377	52.5	July 18, 2023
HCW warrants(*)	July 2018	13,242	65.63	July 18, 2023
Total		217,664
*	These warrants, under certain circumstances, can be exercised via cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period (see note 4).
**	Recorded in equity.
***	Adjusted to reflect the 1:15 ratio change of the Company’s American Depositary Receipt, or ADR, program. As a result, the number of ordinary shares of the Company represented by each American Depositary Share, or ADS, will be changed from one (1) ordinary share to fifteen (15) ordinary shares. The effective date for the ratio change was November 14, 2022